Condensed Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Condensed Consolidated Statements of Comprehensive Income
Loss for the period	kr (91,934)	kr (192,429)	kr (279,459)	kr (399,477)	kr (412,268)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(4,040)	31,269	(2,881)	30,069	36,287
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(4,040)	31,269	(2,881)	30,069	36,287
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain/(loss) on defined benefit plans	(556)	1,177	(1,218)	2,471	2,763
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods	(556)	1,177	(1,218)	2,471	2,763
Other comprehensive income/(loss) for the period	(4,596)	32,445	(4,099)	32,539	39,050
Total comprehensive income/(loss) for the period	(96,530)	(159,984)	(283,558)	(366,938)	(373,218)
Attributable to:
Equity holders of the Parent Company	kr (96,530)	kr (159,984)	kr (283,558)	kr (366,938)	kr (373,218)